United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07797

SUNAMERICA SERIES, INC.

(Exact name of registrant as specified in charter)

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Address of principal executive offices)(Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5,

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Item 1. Schedule of Investments.

This filing is on behalf of five of the six series of funds of SunAmerica Series, Inc.

AIG MULTI-ASSET ALLOCATION FUND@

Portfolio of Investments — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.2%
Commodity Strategy Investment Companies — 9.6%
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A (cost $28,188,942)	3,471,602	$24,683,092
Domestic Equity Investment Companies — 52.5%
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	446,516	8,144,455
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A Class A	1,479,971	26,254,686
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	819,580	26,103,611
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	1,125,806	18,519,503
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	363,928	11,827,676
SunAmerica Specialty Series, AIG Focused Multi-Cap Growth Fund, Class A	442,810	14,395,738
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	1,448,227	29,413,499
Total Domestic Equity Investment Companies (cost $107,355,346)		134,659,168
Domestic Fixed Income Investment Companies — 19.4%
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	3,689,192	12,506,362
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	1,679,805	5,593,751
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	2,860,701	25,403,021
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	764,255	6,182,825
Total Domestic Fixed Income Investment Companies (cost $51,424,472)		49,685,959
Foreign Equity Investment Companies — 8.9%
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	1,648,335	14,670,183
SunAmerica Equity Funds, AIG Japan Fund, Class A	1,035,681	8,275,093
Total Foreign Equity Investment Companies (cost $23,111,703)		22,945,276
Global Strategies Investment Companies — 9.8%
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A (cost $24,492,379)	1,615,244	25,213,965
TOTAL INVESTMENTS (cost $234,572,842)	100.2%	257,187,460
Liabilities in excess of other assets	(0.2)	(507,783)
NET ASSETS	100.0%	$256,679,677

#                               See Note 2

@                          The AIG Multi-Asset Allocation Fund invests in various AIG Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, are available on our website, www.aig.com/funds.

The following is a summary of the inputs used to value the Funds’s net assets as of July 31, 2018 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$257,187,460	$—	$—	$257,187,460

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

AIG ACTIVE ALLOCATION FUND@

Portfolio of Investments — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.1%
Commodity Strategy Investment Companies — 2.9%
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A (cost $4,431,737)	601,414	$4,276,053
Domestic Equity Investment Companies — 51.6%
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	385,171	7,025,513
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A Class A	589,316	10,454,462
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	439,785	14,007,155
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	270,212	4,444,985
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	468,442	15,224,382
SunAmerica Specialty Series, AIG Focused Multi-Cap Growth Fund, Class A	429,664	13,968,378
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	470,935	9,564,693
Total Domestic Equity Investment Companies (cost $61,125,918)		74,689,568
Domestic Fixed Income Investment Companies — 32.0%
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	2,749,054	9,319,293
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	1,968,084	6,553,721
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	2,200,732	19,542,502
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	1,354,175	10,955,272
Total Domestic Fixed Income Investment Companies (cost $47,158,682)		46,370,788
Foreign Equity Investment Companies — 9.6%
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	1,123,186	9,996,359
SunAmerica Equity Funds, AIG Japan Fund, Class A	482,820	3,857,729
Total Foreign Equity Investment Companies (cost $13,778,603)		13,854,088
Global Strategies Investment Companies — 4.0%
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A (cost $5,467,249)	371,255	5,795,286
TOTAL INVESTMENTS (cost $131,962,189)	100.1%	144,985,783
Liabilities in excess of other assets	(0.1)	(194,696)
NET ASSETS	100.0%	$144,791,087

#                               See Note 2

@                          The AIG Active Allocation Fund invests in various AIG Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, are available on our website, www.aig.com/funds.

The following is a summary of the inputs used to value the Funds’s net assets as of July 31, 2018 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$144,985,783	$—	$—	$144,985,783

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

AIG FOCUSED DIVIDEND STRATEGY FUND

Portfolio of Investments — July 31, 2018 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 99.5%
Beverages-Non-alcoholic — 3.3%
Coca-Cola Co.	9,664,066	$450,635,398
Chemicals-Diversified — 3.7%
LyondellBasell Industries NV, Class A	4,530,123	501,892,327
Computer Services — 3.0%
International Business Machines Corp.	2,798,317	405,560,083
Computers — 3.5%
HP, Inc.	20,503,132	473,212,287
Consumer Products-Misc. — 3.3%
Kimberly-Clark Corp.	3,896,572	443,663,688
Cosmetics & Toiletries — 2.9%
Procter & Gamble Co.	4,915,918	397,599,448
Data Processing/Management — 3.3%
Paychex, Inc.	6,435,752	444,195,603
Diversified Manufacturing Operations — 2.3%
General Electric Co.	22,590,133	307,903,513
Electronic Components-Semiconductors — 4.0%
Texas Instruments, Inc.	4,818,074	536,347,998
Food-Misc./Diversified — 8.9%
General Mills, Inc.	8,653,639	398,586,612
Kellogg Co.	6,735,775	478,442,098
Kraft Heinz Co.	5,438,696	327,681,434
		1,204,710,144
Medical-Biomedical/Gene — 3.2%
Gilead Sciences, Inc.	5,518,431	429,499,485
Medical-Drugs — 10.4%
AbbVie, Inc.	4,666,759	430,415,182
Merck & Co., Inc.	7,421,818	488,875,152
Pfizer, Inc.	12,424,085	496,093,714
		1,415,384,048
Medical-Wholesale Drug Distribution — 2.7%
Cardinal Health, Inc.	7,228,681	361,072,616
Networking Products — 4.0%
Cisco Systems, Inc.	12,821,623	542,226,437
Oil Companies-Integrated — 6.8%
Chevron Corp.	3,809,213	480,989,325
Exxon Mobil Corp.	5,441,733	443,555,657
		924,544,982
Pharmacy Services — 2.9%
CVS Health Corp.	6,033,082	391,305,698
Retail-Apparel/Shoe — 9.7%
Gap, Inc.	15,816,643	477,188,119
L Brands, Inc.	9,456,884	299,499,516
Tapestry, Inc.	11,407,367	537,515,133
		1,314,202,768
Retail-Regional Department Stores — 5.1%
Macy’s, Inc.(1)	17,550,908	697,297,575
Retail-Restaurants — 4.3%
Darden Restaurants, Inc.	5,492,849	587,405,272
Telephone-Integrated — 6.5%
AT&T, Inc.	12,615,545	403,318,974
Verizon Communications, Inc.	9,149,539	472,482,194
		875,801,168
Tobacco — 5.7%
Altria Group, Inc.	6,994,701	410,449,054
Philip Morris International, Inc.	4,163,189	359,283,211
		769,732,265
Total Long-Term Investment Securities (cost $12,533,174,112)		13,474,192,803

REPURCHASE AGREEMENTS — 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 07/31/2018, to be repurchased 08/01/2018 in the amount of $55,371,538 collateralized by $56,815,000 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 07/15/2026 and having an approximate value of $56,479,110 (cost $55,371,000)	55,371,000	55,371,000
TOTAL INVESTMENTS (cost $12,588,545,112)	99.9%	13,529,563,803
Other assets less liabilities	0.1	20,319,228
NET ASSETS	100.0%	$13,549,883,031

(1)                                 See Note 2

The following is a summary of the inputs used to value the Fund’s net assets as of  July 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$13,474,192,803	$—	$—	$13,474,192,803
Repurchase Agreements	—	55,371,000	—	55,371,000
Total Investments at Value	$13,474,192,803	$55,371,000	$—	$13,529,563,803

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

AIG Strategic Value Fund

Portfolio of Investments — July 31, 2018 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 99.1%
Aerospace/Defense — 1.1%
General Dynamics Corp.	12,964	$2,589,689
Aerospace/Defense-Equipment — 2.9%
Arconic, Inc.	66,254	1,437,049
United Technologies Corp.	38,763	5,261,690
		6,698,739
Airlines — 0.6%
Delta Air Lines, Inc.	25,846	1,406,539
Auto-Cars/Light Trucks — 1.2%
General Motors Co.	75,332	2,855,836
Auto/Truck Parts & Equipment-Original — 1.3%
BorgWarner, Inc.	31,418	1,445,856
Lear Corp.	8,781	1,581,722
		3,027,578
Banks-Commercial — 0.6%
Hope Bancorp, Inc.	75,886	1,273,367
Banks-Fiduciary — 3.0%
Bank of New York Mellon Corp.	127,283	6,805,822
Beverages-Non-alcoholic — 0.4%
PepsiCo, Inc.	7,254	834,210
Building & Construction Products-Misc. — 0.5%
Louisiana-Pacific Corp.	38,460	1,035,343
Building Products-Air & Heating — 0.6%
Johnson Controls International PLC	34,614	1,298,371
Building Products-Wood — 0.5%
Masco Corp.	27,587	1,112,584
Cable/Satellite TV — 0.4%
DISH Network Corp., Class A†	27,605	871,214
Chemicals-Diversified — 1.0%
LyondellBasell Industries NV, Class A	20,629	2,285,487
Commercial Services — 0.4%
Nielsen Holdings PLC	35,935	846,629
Computer Services — 0.5%
International Business Machines Corp.	8,640	1,252,195
Computers — 0.7%
HP, Inc.	65,879	1,520,487
Computers-Memory Devices — 0.4%
Western Digital Corp.	12,731	893,080
Cosmetics & Toiletries — 2.7%
Edgewell Personal Care Co.†	39,950	2,151,707
Procter & Gamble Co.	49,006	3,963,605
		6,115,312
Diversified Banking Institutions — 2.9%
Bank of America Corp.	135,067	4,170,869
JPMorgan Chase & Co.	20,712	2,380,844
		6,551,713
Diversified Manufacturing Operations — 1.7%
Crane Co.	17,291	1,566,046
Ingersoll-Rand PLC	24,375	2,401,181
		3,967,227
Electric Products-Misc. — 0.5%
Emerson Electric Co.	14,881	1,075,599
Electric-Integrated — 2.5%
AES Corp.	191,262	2,555,261
FirstEnergy Corp.	45,203	1,601,542
Xcel Energy, Inc.	33,786	1,583,212
		5,740,015
Electronic Components-Misc. — 0.6%
Gentex Corp.	62,908	1,459,466
Electronic Components-Semiconductors — 4.0%
Intel Corp.	189,401	9,110,188
Engines-Internal Combustion — 1.0%
Cummins, Inc.	15,970	2,280,676
Enterprise Software/Service — 2.0%
CA, Inc.	38,381	1,696,824
Oracle Corp.	62,174	2,964,456
		4,661,280
Finance-Investment Banker/Broker — 0.4%
Lazard, Ltd., Class A	16,382	889,543
Finance-Mortgage Loan/Banker — 0.4%
PennyMac Financial Services, Inc., Class A†	51,216	980,786
Finance-Other Services — 0.4%
CME Group, Inc.	5,271	838,721
Food-Confectionery — 0.6%
Hershey Co.	13,247	1,300,988
Food-Meat Products — 0.4%
Tyson Foods, Inc., Class A	14,619	842,785
Food-Misc./Diversified — 4.0%
Campbell Soup Co.	35,473	1,450,846
General Mills, Inc.	32,895	1,515,143
Kellogg Co.	38,771	2,753,904
Kraft Heinz Co.	45,204	2,723,541
Mondelez International, Inc., Class A	14,968	649,312
		9,092,746
Home Decoration Products — 0.5%
Newell Brands, Inc.	45,503	1,191,724
Identification Systems — 0.5%
Brady Corp., Class A	27,369	1,046,864
Instruments-Controls — 2.2%
Honeywell International, Inc.	31,799	5,076,710
Insurance-Life/Health — 0.7%
Aflac, Inc.	33,734	1,569,980
Insurance-Multi-line — 4.2%
Allstate Corp.	25,068	2,384,468
CNA Financial Corp.	47,319	2,213,583
Loews Corp.	48,247	2,449,983
Voya Financial, Inc.	52,883	2,671,649
		9,719,683
Insurance-Property/Casualty — 4.3%
FNF Group	65,890	2,668,545
Hanover Insurance Group, Inc.	29,173	3,658,878
Mercury General Corp.	23,488	1,207,988
Travelers Cos., Inc.	17,653	2,297,361
		9,832,772

1

Investment Management/Advisor Services — 4.2%
Affiliated Managers Group, Inc.	6,986	1,117,830
Franklin Resources, Inc.	90,814	3,116,736
Legg Mason, Inc.	37,505	1,280,046
T. Rowe Price Group, Inc.	34,390	4,095,161
		9,609,773
Medical Labs & Testing Services — 0.9%
Quest Diagnostics, Inc.	19,357	2,085,136
Medical-Biomedical/Gene — 3.3%
Amgen, Inc.	20,316	3,993,110
Biogen, Inc.†	4,661	1,558,499
Gilead Sciences, Inc.	26,263	2,044,049
		7,595,658
Medical-Drugs — 7.0%
Bristol-Myers Squibb Co.	15,102	887,243
Johnson & Johnson	69,072	9,153,421
Pfizer, Inc.	146,637	5,855,215
		15,895,879
Medical-HMO — 0.6%
WellCare Health Plans, Inc.†	4,840	1,294,313
Medical-Wholesale Drug Distribution — 0.8%
Premier, Inc., Class A†	50,392	1,884,661
Multimedia — 2.7%
Twenty-First Century Fox, Inc., Class A	56,572	2,545,740
Walt Disney Co.	32,844	3,729,765
		6,275,505
Networking Products — 1.8%
Cisco Systems, Inc.	97,655	4,129,830
Oil Companies-Exploration & Production — 3.3%
Antero Resources Corp.†	83,821	1,721,683
Cimarex Energy Co.	22,164	2,185,370
Gulfport Energy Corp.†	176,790	2,034,853
Range Resources Corp.	111,011	1,712,900
		7,654,806
Oil Companies-Integrated — 4.5%
Chevron Corp.	17,041	2,151,767
Exxon Mobil Corp.	99,109	8,078,375
		10,230,142
Oil Refining & Marketing — 1.7%
HollyFrontier Corp.	29,190	2,176,990
Valero Energy Corp.	15,232	1,802,707
		3,979,697
Pharmacy Services — 2.1%
CVS Health Corp.	22,098	1,433,276
Express Scripts Holding Co.†	42,757	3,397,471
		4,830,747
Publishing-Newspapers — 1.2%
News Corp., Class A	175,580	2,645,991
Real Estate Investment Trusts — 0.5%
Exantas Capital Corp.	111,601	1,170,694
Real Estate Management/Services — 1.0%
CBRE Group, Inc., Class A†	21,001	1,045,850
RE/MAX Holdings, Inc., Class A	22,776	1,157,021
		2,202,871
Retail-Catalog Shopping — 0.4%
Qurate Retail Group, Inc.†	43,658	929,479
Retail-Discount — 1.3%
Walmart, Inc.	32,273	2,879,720
Retail-Drug Store — 1.0%
Walgreens Boots Alliance, Inc.	33,667	2,276,562
Rubber/Plastic Products — 0.4%
Trinseo SA	13,106	979,018
Semiconductor Components-Integrated Circuits — 0.9%
QUALCOMM, Inc.	32,830	2,104,075
Steel-Producers — 1.6%
Nucor Corp.	55,545	3,717,627
Telephone-Integrated — 2.6%
AT&T, Inc.	132,244	4,227,841
GCI Liberty, Inc., Class A†	18,906	909,568
Verizon Communications, Inc.	17,152	885,729
		6,023,138
Tobacco — 2.0%
Philip Morris International, Inc.	44,005	3,797,632
Vector Group, Ltd.	47,214	871,098
		4,668,730
Tools-Hand Held — 0.7%
Stanley Black & Decker, Inc.	10,574	1,580,496
Total Long-Term Investment Securities (cost $207,272,116)		226,596,496

REPURCHASE AGREEMENTS — 1.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 07/31/2018, to be repurchased 08/01/2018 in the amount $2,358,023 collateralized by $2,420,000 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 07/15/2026 and having an approximate value of $2,405,693 (cost $ 2,358,000)	2,358,000	2,358,000
TOTAL INVESTMENTS (cost $209,630,116)	100.1%	228,954,496
Liabilities in excess of other assets	(0.1)	(248,713)
NET ASSETS	100.0%	$228,705,783

†                                         Non-income producing security

The following is a summary of the inputs used to value the Funds’s net assets as of July 31, 2018 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$226,596,496	$—	$—	$226,596,496
Repurchase Agreements	—	2,358,000	—	2,358,000
	$226,596,496	$2,358,000	$—	$228,954,496

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

2

AIG SELECT DIVIDEND GROWTH FUND

Portfolio of Investments — July 31, 2018 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 99.2%
Aerospace/Defense — 5.4%
Boeing Co.	3,840	$1,368,192
Lockheed Martin Corp.	3,014	982,865
		2,351,057
Aerospace/Defense-Equipment — 2.4%
United Technologies Corp.	7,716	1,047,370
Apparel Manufacturers — 3.1%
VF Corp.	14,756	1,358,585
Auto-Cars/Light Trucks — 1.9%
Ford Motor Co.	84,344	846,814
Beverages-Non-alcoholic — 2.1%
PepsiCo, Inc.	8,016	921,840
Casino Hotels — 2.5%
Las Vegas Sands Corp.	15,238	1,095,612
Chemicals-Diversified — 2.6%
LyondellBasell Industries NV, Class A	10,217	1,131,941
Commercial Services-Finance — 2.7%
Automatic Data Processing, Inc.	8,713	1,176,168
Computer Services — 2.2%
International Business Machines Corp.	6,473	938,132
Computers — 2.6%
HP, Inc.	48,134	1,110,933
Consumer Products-Misc. — 2.0%
Kimberly-Clark Corp.	7,546	859,188
Cosmetics & Toiletries — 2.0%
Colgate-Palmolive Co.	13,006	871,532
Diversified Manufacturing Operations — 4.7%
3M Co.	4,533	962,446
Eaton Corp. PLC	12,988	1,080,212
		2,042,658
Electronic Components-Semiconductors — 5.8%
Intel Corp.	26,448	1,272,149
Texas Instruments, Inc.	11,212	1,248,120
		2,520,269
Engines-Internal Combustion — 1.9%
Cummins, Inc.	5,850	835,438
Food-Misc./Diversified — 1.8%
General Mills, Inc.	17,168	790,758
Food-Retail — 2.8%
Kroger Co.	41,564	1,205,356
Insurance-Life/Health — 2.1%
Prudential Financial, Inc.	9,036	911,823
Insurance-Property/Casualty — 2.3%
Travelers Cos., Inc.	7,578	986,201
Medical-Biomedical/Gene — 2.4%
Amgen, Inc.	5,315	1,044,663
Medical-Drugs — 6.8%
Bristol-Myers Squibb Co.	15,541	913,034
Johnson & Johnson	7,042	933,206
Pfizer, Inc.	27,586	1,101,509
		2,947,749
Networking Products — 2.8%
Cisco Systems, Inc.	28,845	1,219,855
Oil Refining & Marketing — 3.7%
Valero Energy Corp.	13,490	1,596,541
Pharmacy Services — 1.8%
CVS Health Corp.	12,082	783,639
Retail-Building Products — 2.8%
Home Depot, Inc.	6,153	1,215,341
Retail-Consumer Electronics — 2.9%
Best Buy Co., Inc.	17,029	1,277,686
Retail-Discount — 5.6%
Target Corp.	16,989	1,370,672
Walmart, Inc.	11,751	1,048,542
		2,419,214
Retail-Regional Department Stores — 3.9%
Kohl’s Corp.	23,238	1,716,591
Semiconductor Components-Integrated Circuits — 2.6%
QUALCOMM, Inc.	17,705	1,134,713
Telephone-Integrated — 2.3%
Verizon Communications, Inc.	19,178	990,352
Tobacco — 3.5%
Altria Group, Inc.	14,409	845,520
Philip Morris International, Inc.	7,926	684,014
		1,529,534
Transport-Rail — 3.0%
Union Pacific Corp.	8,793	1,317,983
Transport-Services — 2.2%
United Parcel Service, Inc., Class B	8,027	962,357
Total Long-Term Investment Securities (cost $36,232,248)		43,157,893

REPURCHASE AGREEMENTS — 0.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 07/31/2018, to be repurchased 08/01/2018 in the amount of $412,004 collateralized by $425,000 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 07/15/2026 and having an approximate value of $422,487 (cost $412,000)	412,000	412,000
TOTAL INVESTMENTS (cost $36,644,248)	100.1%	43,569,893
Liabilities in excess of other assets	(0.1)	(43,690)
NET ASSETS	100.0%	$43,526,203

The following is a summary of the inputs used to value the Fund’s net assets as of  July 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$43,157,893	$—	$—	$43,157,893
Repurchase Agreements	—	412,000	—	412,000
Total Investments at Value	$43,157,893	$412,000	$—	$43,569,893

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

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NOTES TO PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of July 31, 2018, is reported on a schedule following each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Master Agreements: The Funds have entered into Master Repurchase Agreements (“Master Agreements”) with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Funds and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Funds’ counterparties to elect early termination could cause the Funds to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of July 31, 2018, the repurchase agreements held by the Funds are subject to master netting agreements. See each Fund’s Portfolio of Investments and Notes to Financial Statements for more information about a Fund’s holdings in repurchase agreements.

Note 2. Transactions with Affiliates

As disclosed in the Portfolio of Investments, the AIG Multi-Asset Allocation Fund and AIG Active Allocation Fund owned shares of the Underlying Funds. In addition, the AIG Focused Dividend Strategy Fund owned 5% or more of the outstanding voting shares of certain companies listed in the Portfolio of Investments. For the period ended July 31, 2018, transactions in these securities were as follows:

AIG Multi-Asset Allocation

		Capital Gain					Change in
		Distribution	Market Value at	Cost of	Proceeds from	Realized	Unrealized	Market Value at
Security	Income	Received	October 31, 2017	Purchases†	Sales	Gain (Loss)	Gain (Loss)	July 31, 2018
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	$330,166	$—	$17,043,143	$346,942	$1,826,430	$(268,289)	$(625,183)	$14,670,183
SunAmerica Equity Funds, AIG Japan Fund, Class A	88,082	648,693	10,449,695	745,809	1,683,462	428,686	(1,665,635)	8,275,093
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	461,715	—	12,349,399	1,761,383	1,391,709	16,810	(229,521)	12,506,362
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	130,811	—	6,408,581	137,263	702,472	(52,274)	(197,347)	5,593,751
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	316,901	—	26,807,164	2,016,238	2,783,420	(177,406)	(459,555)	25,403,021
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	194,692	—	6,699,493	201,144	702,473	21,413	(36,752)	6,182,825
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	146,399	639,078	8,457,166	793,220	842,967	71,007	(333,971)	8,144,455
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	282,826	1,520,272	27,927,147	1,828,907	4,709,893	581,643	626,882	26,254,686
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	221,753	—	27,387,339	247,562	2,809,892	780,258	498,344	26,103,611
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A	46,728	—	26,049,758	1,446,065	2,783,420	(1,401,357)	1,372,046	24,683,092
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	—	1,167,383	13,774,634	1,179,551	3,333,597	709,340	(502,252)	11,827,676
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	—	1,218,684	14,916,583	1,232,325	2,276,294	528,289	(5,165)	14,395,738
SunAmerica Specialty Series, AIG Focused Multi-Cap Growth Fund, Class A	—	1,053,466	13,232,807	2,053,134	14,454,400	(1,334,767)	503,226	—
SunAmerica Specialty Series, AIG Global Trends Fund, Class A	456,277	6,155	13,163,535	13,716,309	1,613,884	72,125	(124,120)	25,213,965
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A	—	2,843,837	29,160,664	2,869,646	2,809,892	638,132	(445,051)	29,413,499
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	518,579	105,902	19,096,636	642,547	1,966,923	158,045	589,198	18,519,503
	$3,194,929	$9,203,470	$272,923,744	$31,218,045	$46,691,128	$771,655	$(1,034,856)	$257,187,460

† Includes reinvestment of distributions paid.

AIG Active Allocation

		Capital Gain					Change in
		Distributions	Market Value at	Cost of	Proceeds from	Realized	Unrealized	Market Value at
Security	Income	Received	October 31, 2017	Purchases†	Sales	Gain (Loss)	Gain (Loss)	July 31, 2018
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	$231,648	$—	$11,323,852	$1,449,070	$2,181,362	$(373,436)	$(221,765)	$9,996,359
SunAmerica Equity Funds, AIG Japan Fund, Class A	42,286	311,422	4,957,235	439,578	946,517	67,076	(659,643)	3,857,729
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	364,442	—	10,335,194	560,001	1,402,017	18,522	(192,407)	9,319,293
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	186,351	—	11,045,288	580,903	4,681,681	(248,379)	(142,410)	6,553,721
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	172,846	—	13,495,419	7,994,420	1,605,820	(126,364)	(215,153)	19,542,502
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	322,062	—	11,051,436	1,431,822	1,501,385	(40,595)	13,994	10,955,272
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	150,887	722,500	9,439,884	1,042,389	3,112,599	318,503	(662,664)	7,025,513
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	109,487	584,224	10,211,744	1,287,298	1,523,662	204,962	274,120	10,454,462
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	119,371	—	14,549,934	885,777	2,118,102	571,278	118,268	14,007,155
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A	3,030	—	2,653,366	3,047,285	1,329,703	63,985	(158,880)	4,276,053
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	—	1,173,637	13,184,911	4,728,002	3,025,937	708,717	(371,311)	15,224,382
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	—	1,047,642	12,675,223	3,078,966	2,182,917	471,175	(74,069)	13,968,378
SunAmerica Specialty Series, AIG Focused Multi-Cap Growth Fund, Class A	—	840,147	10,410,857	1,410,468	11,163,667	(230,836)	(426,822)	—
SunAmerica Specialty Series, AIG Global Trends Fund, Class A	111,177	1,448	3,053,921	3,164,860	406,005	17,955	(35,445)	5,795,286
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A	—	882,637	8,939,600	1,544,828	1,023,686	233,210	(129,259)	9,564,693
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	139,826	29,289	5,211,264	268,537	1,230,815	103,863	92,136	4,444,985
	$1,953,413	$5,592,946	$152,539,128	$32,914,204	$39,435,875	$1,759,636	$(2,791,310)	$144,985,783

† Includes reinvestment of distributions paid.

AIG Focused Dividend Strategy

		Capital Gain	Market Value				Change in
		Distributions	at October 31,	Cost of	Proceeds from	Realized	Unrealized	Market Value
Security	Income	Received	2017	Purchases	Sales	Gain (Loss)	Gain (Loss)	at July 31, 2018
Macy’s, Inc.	$24,983,130	$—	$299,278,374	$147,700,671	$236,579,858	$(11,875,185)	$498,773,573	$697,297,575

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Series, Inc.’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 28, 2018

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 28, 2018

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: September 28, 2018

6